Note 7 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - AUD ($)	Dec. 31, 2022	Dec. 31, 2021
Operating loss carry forwards	$ 6,055,726	$ 5,676,365
Depreciation and amortization	1,115,812	1,366,666
Asset retirement obligations	730,157	816,378
Employee entitlements	206,747	204,712
Accruals	2,056,550	1,692,194
Decline in value of patents	875,496	1,070,959
Unrealized exchange loss	34,875	56,706
Other	0	(3,750)
Total deferred tax assets	11,075,363	10,880,230
Valuation allowance for deferred tax assets	(11,028,724)	(10,689,001)
Net deferred tax asset	46,639	191,229
Intangible assets	0	3,242,066
Other	46,639	0
Total deferred tax liabilities	46,639	3,242,066
Net deferred tax liabilities	$ 0	$ 3,050,837